Summary of Significant Accounting Policies (Details) ¥ in Millions		12 Months Ended
	Aug. 31, 2024 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)
Summary of Significant Accounting Policies [Line Items]
Net proceeds received from IPO	$ 400,000	$ 7,373,839
Balance of the escrow account		$ 400,000
Estimated useful lives		5 years
Deferred revenue		$ 625,326		776,210	359,496	$ 277,561
Government subsidies		346,571		74,232	$ 1,186,641
Underpayment of taxes		$ (15,368)	¥ 0.1
Percentage of VAT		13.00%
Number of reportable segment		1	1
Noncontrolling Interests [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interest		100.00%
IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Balance of the escrow account		$ 400,000